SCHEDULE OF LOANS PAYABLE (Details) - USD ($)								3 Months Ended		12 Months Ended
		Apr. 16, 2025	Mar. 08, 2024	Feb. 29, 2024	Nov. 30, 2023	Nov. 29, 2023	Nov. 28, 2023	May 31, 2025		Feb. 28, 2025		Feb. 29, 2024	Feb. 28, 2022	Jun. 05, 2025	Mar. 05, 2025
Short-Term Debt [Line Items]
Debt instrument, face amount								$ 31,538,346		$ 32,801,346
Less: current portion of loans payable								(519,105)		(519,105)
Less: discount on non-current loans payable								(313,074)		(360,163)
Non-current loans payable, net of discount								30,706,167		31,922,078
Current portion of loans payable								519,105		519,105
Less: discount on current portion of loans payable
Current portion of loans payable, net of discount								$ 519,105		$ 519,105
Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount														$ 4,790,185
Promissory Note Payable One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Jul. 18, 2016	[1],[2]	Jul. 18, 2016	[3],[4]
Debt Instrument, Maturity Date								Jul. 18, 2017	[1],[2]	Jul. 18, 2017	[3],[4]
Debt instrument, face amount								$ 3,500	[1],[2]	$ 3,500	[3],[4]
Annual interest rate								22.00%	[1],[2]	22.00%	[3],[4]
Promissory Note Payable Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Dec. 10, 2020	[5]	Dec. 10, 2020	[6]
Debt Instrument, Maturity Date								Mar. 01, 2027	[5]	Mar. 01, 2027	[6]
Debt instrument, face amount								$ 3,921,168	[5]	$ 3,921,168	[6]
Annual interest rate								12.00%	[5]	12.00%	[6]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.					On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Promissory Note Payable Two [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same
Promissory Note Payable Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Dec. 10, 2020	[7]	Dec. 10, 2020	[8]
Debt Instrument, Maturity Date								Mar. 01, 2027	[7]	Mar. 01, 2027	[8]
Debt instrument, face amount								$ 2,754,338	[7]	$ 2,754,338	[8]
Annual interest rate								12.00%	[7]	12.00%	[8]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.					On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Total payments												$ 300,000
Promissory Note Payable Three [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Four [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Dec. 10, 2020	[1],[9]	Dec. 10, 2020	[3],[10]
Debt Instrument, Maturity Date								Dec. 10, 2024	[1],[9]	Dec. 10, 2024	[3],[10]
Debt instrument, face amount								$ 165,605	[1],[9]	$ 165,605	[3],[10]
Annual interest rate								12.00%	[1],[9]	12.00%	[3],[10]
Debt instrument maturity date description				The maturity date was extended from December 10, 2023 to December 10, 2024 on February 29, 2024				The maturity date was extended from December 10, 2023 to December 10, 2024 on February 29, 2024 and a fee of $22,958 was paid and charged to interest expense.
Interest expense				$ 22,958				$ 22,958
Promissory Note Payable Five [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Dec. 14, 2020	[11]	Dec. 14, 2020	[12]
Debt Instrument, Maturity Date								Mar. 01, 2027	[11]	Mar. 01, 2027	[12]
Debt instrument, face amount								$ 310,375	[11]	$ 310,375	[12]
Annual interest rate								12.00%	[11]	12.00%	[12]
Promissory Note Payable Six [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Dec. 30, 2020	[13]	Dec. 30, 2020	[14]
Debt Instrument, Maturity Date								Mar. 01, 2027	[13]	Mar. 01, 2027	[14]
Debt instrument, face amount								$ 350,000	[13]	$ 350,000	[14]
Annual interest rate								12.00%	[13]	12.00%	[14]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.					On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Promissory Note Payable Six [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Seven [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Jan. 01, 2021	[15]	Jan. 01, 2021	[16]
Debt Instrument, Maturity Date								Mar. 01, 2027	[15]	Mar. 01, 2027	[16]
Debt instrument, face amount								$ 25,000	[15]	$ 25,000	[16]
Annual interest rate								12.00%	[15]	12.00%	[16]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.					On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same.
Promissory Note Payable Seven [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Eight [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Jan. 01, 2021	[17]	Jan. 01, 2021	[18]
Debt Instrument, Maturity Date								Mar. 01, 2027	[17]	Mar. 01, 2027	[18]
Debt instrument, face amount								$ 145,000	[17]	$ 145,000	[18]
Annual interest rate								12.00%	[17]	12.00%	[18]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.					On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same.
Promissory Note Payable Eight [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Nine [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Jan. 14, 2021	[19]	Jan. 14, 2021	[20]
Debt Instrument, Maturity Date								Mar. 01, 2027	[19]	Mar. 01, 2027	[20]
Debt instrument, face amount									[19]	$ 388,000	[20]				$ 388,000
Annual interest rate								12.00%	[19]	12.00%	[20]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.					On November 28, 2023, the parties extended the maturity date from January 14, 2024, to March 1, 2025, with all other terms and Conditions remaining the same.
Promissory Note Payable Nine [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Ten [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Feb. 22, 2021	[21]	Feb. 22, 2021	[22]
Debt Instrument, Maturity Date								Mar. 01, 2027	[21]	Mar. 01, 2027	[22]
Debt instrument, face amount								$ 1,650,000	[21]	$ 1,650,000	[22]
Annual interest rate								12.00%	[21]	12.00%	[22]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.					On November 28, 2023, the parties extended the maturity date from February 22, 2024, to March 1, 2025, with all other terms and conditions remaining the same.
Interest expense													$ 950,000
Promissory Note Payable Eleven [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Mar. 01, 2021	[23]	Mar. 01, 2021	[24]
Debt Instrument, Maturity Date								Mar. 01, 2027	[23]	Mar. 01, 2027	[24]
Debt instrument, face amount								$ 5,175,000	[23]	$ 6,000,000	[24]
Annual interest rate								12.00%	[23]	12.00%	[24]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Interest expense													2,850,000
Promissory Note Payable Eleven [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Twelve [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Jun. 08, 2021	[25]	Jun. 08, 2021	[26]
Debt Instrument, Maturity Date								Jun. 08, 2027	[25]	Jun. 08, 2027	[26]
Debt instrument, face amount								$ 2,750,000	[25]	$ 2,750,000	[26]
Annual interest rate								12.00%	[25]	12.00%	[26]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from June 8, 2025, to June 8, 2027, with all other terms and conditions remaining the same.
Interest expense													$ 1,615,000
Promissory Note Payable Twelve [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from June 8, 2025, to June 8, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Thirteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Jul. 12, 2021	[27]	Jul. 12, 2021	[28]
Debt Instrument, Maturity Date								Jul. 26, 2026	[27]	Jul. 26, 2026	[28]
Debt instrument, face amount								$ 3,690,360	[27]	$ 3,740,360	[28]
Annual interest rate								7.00%	[27]	7.00%	[28]
Promissory Note Payable Fourteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Sep. 14, 2021	[29]	Sep. 14, 2021	[30]
Debt Instrument, Maturity Date								Sep. 14, 2027	[29]	Sep. 14, 2027	[30]
Debt instrument, face amount								$ 1,650,000	[29]	$ 1,650,000	[30]
Annual interest rate								12.00%	[29]	12.00%	[30]
Promissory Note Payable Fifteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Jul. 28, 2022	[31]	Jul. 28, 2022	[32]
Debt Instrument, Maturity Date								Mar. 01, 2027	[31]	Mar. 01, 2027	[32]
Debt instrument, face amount								$ 170,000	[31]	$ 170,000	[32]
Annual interest rate								15.00%	[31]	15.00%	[32]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.				On November 29, 2023, the parties extended the maturity date from July 28, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Promissory Note Payable Fifteen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Sixteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Aug. 30, 2022	[33]	Aug. 30, 2022	[34]
Debt Instrument, Maturity Date								Aug. 30, 2027	[33]	Aug. 30, 2027	[34]
Debt instrument, face amount								$ 3,000,000	[33]	$ 3,000,000	[34]
Annual interest rate								15.00%	[33]	15.00%	[34]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from August 30, 2025, to August 30, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Sixteen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from August 30, 2025, to August 30, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Seventeen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Sep. 07, 2022	[35]	Sep. 07, 2022	[36]
Debt Instrument, Maturity Date								Mar. 01, 2027	[35]	Mar. 01, 2027	[36]
Debt instrument, face amount								$ 400,000	[35]	$ 400,000	[36]
Annual interest rate								15.00%	[35]	15.00%	[36]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.				On November 29, 2023, the parties extended the maturity date from September 7, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Promissory Note Payable Seventeen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Eighteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Sep. 08, 2022	[37]	Sep. 08, 2022	[38]
Debt Instrument, Maturity Date								Mar. 01, 2027	[37]	Mar. 01, 2027	[38]
Debt instrument, face amount								$ 475,000	[37]	$ 475,000	[38]
Annual interest rate								15.00%	[37]	15.00%	[38]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.				On November 29, 2023, the parties extended the maturity date from September 8, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Promissory Note Payable Eighteen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Nineteen [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Oct. 13, 2022	[39]	Oct. 13, 2022	[40]
Debt Instrument, Maturity Date								Mar. 01, 2027	[39]	Mar. 01, 2027	[40]
Debt instrument, face amount								$ 350,000	[39]	$ 350,000	[40]
Annual interest rate								15.00%	[39]	15.00%	[40]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.				On November 29, 2023, the parties extended the maturity date from October 13, 2023, to March 1, 2025, with all other terms and conditions remaining the same.
Promissory Note Payable Nineteen [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
Promissory Note Payable Twenty [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Oct. 28, 2022	[41],[42]	Oct. 28, 2022	[43],[44]
Debt Instrument, Maturity Date								Oct. 31, 2026	[41],[42]	Oct. 31, 2026	[43],[44]
Debt instrument, face amount								$ 400,000	[41],[42]	$ 400,000	[43],[44]
Annual interest rate								15.00%	[41],[42]	15.00%	[43],[44]
Promissory Note Payable Twenty One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Nov. 09, 2022	[41],[42]	Nov. 09, 2022	[43],[44]
Debt Instrument, Maturity Date								Oct. 31, 2026	[41],[42]	Oct. 31, 2026	[43],[44]
Debt instrument, face amount								$ 400,000	[41],[42]	$ 400,000	[43],[44]
Annual interest rate								15.00%	[41],[42]	15.00%	[43],[44]
Promissory Note Payable Twenty Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Nov. 10, 2022	[41],[42]	Nov. 10, 2022	[43],[44]
Debt Instrument, Maturity Date								Oct. 31, 2026	[41],[42]	Oct. 31, 2026	[43],[44]
Debt instrument, face amount								$ 400,000	[41],[42]	$ 400,000	[43],[44]
Annual interest rate								15.00%	[41],[42]	15.00%	[43],[44]
Promissory Note Payable Twenty Three [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Nov. 15, 2022	[41],[42]	Nov. 15, 2022	[43],[44]
Debt Instrument, Maturity Date								Oct. 31, 2026	[41],[42]	Oct. 31, 2026	[43],[44]
Debt instrument, face amount								$ 400,000	[41],[42]	$ 400,000	[43],[44]
Annual interest rate								15.00%	[41],[42]	15.00%	[43],[44]
Promissory Note Payable Twenty Four [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Jan. 11, 2023	[41],[42]	Jan. 11, 2023	[43],[44]
Debt Instrument, Maturity Date								Oct. 31, 2026	[41],[42]	Oct. 31, 2026	[43],[44]
Debt instrument, face amount								$ 400,000	[41],[42]	$ 400,000	[43],[44]
Annual interest rate								15.00%	[41],[42]	15.00%	[43],[44]
Promissory Note Payable Twenty Five [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Feb. 06, 2023	[41],[42]	Feb. 06, 2023	[43],[44]
Debt Instrument, Maturity Date								Oct. 31, 2026	[41],[42]	Oct. 31, 2026	[43],[44]
Debt instrument, face amount								$ 400,000	[41],[42]	$ 400,000	[43],[44]
Annual interest rate								15.00%	[41],[42]	15.00%	[43],[44]
Promissory Note Payable Twenty Six [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Apr. 05, 2023	[41],[42]	Apr. 05, 2023	[43],[44]
Debt Instrument, Maturity Date								Oct. 31, 2026	[41],[42]	Oct. 31, 2026	[43],[44]
Debt instrument, face amount								$ 400,000	[41],[42]	$ 400,000	[43],[44]
Annual interest rate								15.00%	[41],[42]	15.00%	[43],[44]
Promissory Note Payable Twenty Seven [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Apr. 20, 2023	[41],[42]	Apr. 20, 2023	[43],[44]
Debt Instrument, Maturity Date								Oct. 31, 2026	[41],[42]	Oct. 31, 2026	[43],[44]
Debt instrument, face amount								$ 400,000	[41],[42]	$ 400,000	[43],[44]
Annual interest rate								15.00%	[41],[42]	15.00%	[43],[44]
Promissory Note Payable Twenty Eight [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								May 11, 2023	[41],[42]	May 11, 2023	[43],[44]
Debt Instrument, Maturity Date								Oct. 31, 2026	[41],[42]	Oct. 31, 2026	[43],[44]
Debt instrument, face amount	[43],[44]									$ 400,000
Annual interest rate	[43],[44]									15.00%
Promissory Note Payable Twenty Nine [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Oct. 27, 2023	[41],[42]	Oct. 27, 2023	[43],[44]
Debt Instrument, Maturity Date								Oct. 31, 2026	[41],[42]	Oct. 31, 2026	[43],[44]
Debt instrument, face amount								$ 400,000	[41],[42]	$ 400,000	[43],[44]
Annual interest rate								15.00%	[41],[42]	15.00%	[43],[44]
Promissory Note Payable Thirty [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Nov. 30, 2023	[45]	Nov. 30, 2023	[46]
Debt Instrument, Maturity Date								Apr. 30, 2026	[45]	Apr. 30, 2026	[46]
Debt instrument, face amount								$ 203,000	[45]	$ 203,000	[46]
Annual interest rate								35.00%	[45]	35.00%	[46]
Promissory Note Payable Thirty One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date								Mar. 08, 2024	[47]	Mar. 08, 2024	[48]
Debt Instrument, Maturity Date								Aug. 08, 2025	[47]	Aug. 08, 2025	[48]
Debt instrument, face amount								$ 350,000	[47]	$ 350,000	[48]
Annual interest rate								35.00%	[47]	35.00%	[48]
Promissory Note Payable Thirty One [Member] | Lender [Member]
Short-Term Debt [Line Items]
Annual interest rate					35.00%
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from April 30, 2025, to April 30, 2026, with all other terms and conditions remaining the same.
Total payments					$ 477,750
Promissory Note Payable Thirty One [Member] | Subsequent Event [Member] | Lender [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date description		On April 16, 2025, the parties again extended the maturity date from April 30, 2025, to April 30, 2026, with all other terms and conditions remaining the same.
Promissory Note Payable Thirty Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Issuance Date	[49]									Aug. 08, 2024
Debt Instrument, Maturity Date	[49]									Aug. 08, 2025
Debt instrument, face amount	[49]
Annual interest rate	[49]									12.00%
Promissory Note Payable Thirty Two [Member] | Lender [Member]
Short-Term Debt [Line Items]
Annual interest rate			35.00%
Total payments			$ 477,750

[1]	In default
[2]	This note was transferred from convertible notes payable because in August 2022 it was no longer convertible due to restrictions placed on the lender.
[3]	In default
[4]	This note was transferred from convertible notes payable because in August 2022 it was no longer convertible due to restrictions placed on the lender.
[5]	This promissory note was issued as part of a debt settlement whereby $2,683,357 in convertible notes and associated accrued interest of $1,237,811 totaling $3,921,168 was exchanged for this promissory note of $3,921,168, and a warrant to purchase 450,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a relative fair value of $990,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[6]	This promissory note was issued as part of a debt settlement whereby $
[7]	This promissory note was issued as part of a debt settlement whereby $1,460,794 in convertible notes and associated accrued interest of $1,593,544 totaling $3,054,338 was exchanged for this promissory note of $3,054,338, and a warrant to purchase 250,000,000 shares at an exercise price of $0.002 per share and a three-year maturity having a relative fair value of $550,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. $300,000 has been repaid during the year ended February 29, 2024. On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[8]	This promissory note was issued as part of a debt settlement whereby $
[9]	This promissory note was issued as part of a debt settlement whereby $103,180 in convertible notes and associated accrued interest of $62,425 totaling $165,605 was exchanged for this promissory note of $165,605, and a warrant to purchase 80,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $176,000.The maturity date was extended from December 10, 2023 to December 10, 2024 on February 29, 2024 and a fee of $22,958 was paid and charged to interest expense. The note is in default. No notices have been sent.
[10]	This promissory note was issued as part of a debt settlement whereby $
[11]	This promissory note was issued as part of a debt settlement whereby $235,000 in convertible notes and associated accrued interest of $75,375 totaling $310,375 was exchanged for this promissory note of $310,375, and a warrant to purchase 25,000,000 shares at an exercise price of $.002 per share and a three-year maturity having a fair value of $182,500.
[12]	This promissory note was issued as part of a debt settlement whereby $
[13]	The note, with an original principal amount of $350,000, may be pre-payable at any time. The note balance includes an original issue discount of $35,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $271,250. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $271,250 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. On March 1, 2024, the unamortized relative fair value discount of $65,092 was removed with a corresponding adjustment to accumulated deficit. A $8,399 unamortized discount remained. On November 28, 2023, the parties extended the maturity date from December 10, 2023, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. For the three months ended May 31, 2025 , the Company recorded amortization expense of $138, with an unamortized discount of $0 at May 31, 2025.The loan is fully amortized.
[14]	The note, with an original principal amount of $
[15]	This promissory note was issued as part of a debt settlement whereby $9,200 in convertible notes and associated accrued interest of $6,944 totaling $16,144 was exchanged for this promissory note of $25,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[16]	This promissory note was issued as part of a debt settlement whereby $
[17]	This promissory note was issued as part of a debt settlement whereby $79,500 in convertible notes and associated accrued interest of $28,925 totaling $108,425 was exchanged for this promissory note of $145,000. This note is secured by a general security charging all of the Company’s present and after-acquired property. On November 28, 2023, the parties extended the maturity date from January 1, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[18]	This promissory note was issued as part of a debt settlement whereby $
[19]	The note, with an original principal amount of $550,000, may be pre-payable at any time. The note balance includes an original issue discount of $250,000 and was issued with a warrant to purchase 50,000,000 shares at an exercise price of $0.025 per share with a 3-year term and having a relative fair value of $380,174. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $380,174 with a corresponding adjustment to paid in capital. On March 1, 2024, the unamortized relative fair value discount of $80,284 was removed with a corresponding adjustment to accumulated deficit. A $10,559 unamortized discount remained. On November 28, 2023, the parties extended the maturity date from January 14, 2024, to March 1, 2025, with all other terms and Conditions remaining the same. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. For the three months ended May 31, 2025 , the Company recorded amortization expense of $144, with an unamortized discount of $0 at May 31, 2025.The loan is fully amortized. On February 11, 2025, the Company repaid $162,000 through the issuance of 60,000,000 common shares. The remaining $388,000 in loan principal as well as $35,500 in accrued interest ( all totaling $425,500) was repaid on March 5, 2025 through the issuance of 185,000,000 common shares.
[20]	The note, with an original principal amount of $
[21]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 100,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $1,342,857. The discount and warrant are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,342,857 with a corresponding adjustment to paid in capital for the relative fair value of the warrant. The maturity date was extended from February 22, 2022, to February 22, 2024, on February 28, 2022, in exchange for warrants to purchase 50,000,000 at an exercise price of $.0164 and a 3-year term. These warrants have a fair value of $950,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. On November 28, 2023, the parties extended the maturity date from February 22, 2024, to March 1, 2025, with all other terms and conditions remaining the same. On March 1, 2024, the unamortized relative fair value discount of $497,614 was removed with a corresponding adjustment to accumulated deficit. A $55,585 unamortized discount remained. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. For the three months ended May 31, 2025, the Company recorded amortization expense of $700, with an unamortized discount of $0 at May 31, 2025. The loan is fully amortized.
[22]	The note, with an original principal balance of $
[23]	The unsecured note may be pre-payable at any time. Cash proceeds of $5,400,000 were received. The note balance of $6,000,000 includes an original issue discount of $600,000 and was issued with a warrant to purchase 300,000,000 shares at an exercise price of $0.135 per share with a 3-year term and having a relative fair value of $4,749,005 using Black-Scholes with assumptions described in note 13. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $4,749,005 with a corresponding adjustment to paid in capital for the relative value of the warrant. The maturity was extended from March 1, 2022 to March 1, 2024 on February 28, 2022 in exchange for warrants to purchase 150,000,000 shares of common stock at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $2,850,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note has been fully amortized. This note was again extended to March 1, 2025. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same. For the three months ended May 31, 2025 , the Company has issued 500,000,000 common shares to repay $825,000 in loan principal.
[24]	The unsecured note may be pre-payable at any time. Cash proceeds of $
[25]	The note, with an original principal balance of $2,750,000, may be pre-payable at any time. The note balance includes an original issue discount of $50,000 and was issued with a warrant to purchase 170,000,000 shares at an exercise price of $0.064 per share with a 3-year term and having a relative fair value of $2,035,033. The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $2,035,033 with a corresponding adjustment to paid in capital. The maturity date was extended from June 8, 2022 to June 8, 2024 on February 28, 2022 in exchange for warrants to purchase 85,000,000 at an exercise price of $.0164 and a 3 year term. These warrants have a fair value of $1,615,000 recorded as interest expense with a corresponding adjustment to paid in capital recorded in the year ended February 28, 2022. This note was extended to June 8, 2025. On March 1, 2024, the unamortized relative fair value discount of $33,547 was removed with a corresponding adjustment to accumulated deficit. A $4,121 unamortized discount remained. For the three months ended May 31, 2025, the Company recorded amortization expense of $964, with an unamortized discount of $0 at May 31, 2025. The loan is fully amortized On April 16, 2025, the parties again extended the maturity date from June 8, 2025, to June 8, 2027, with all other terms and conditions remaining the same.
[26]	The note, with an original principal balance of $
[27]	This loan, with an original principal balance of $4,000,160, was in exchange for 184 Series F preferred shares from a former director. The interest and principal are payable at maturity. The loan is unsecured. During the three months ended May 31, 2025 the Company repaid $50,000 as part of a settlement with the estate of the lender . A settlement agreement was entered into on April 25,2025 between the Company and the Estate of the lender whereby the Company would repay a total of $420,000 to fully discharge the outstanding loan balance and accrued interest which totals $4,790,185. The Company was required to pay $50,000 in trust , which it did with the remainder to be repaid by July 9, 2025. This settlement agreement was subject to court approval which was granted on June 5, 2025. The Company and the estate of the lender have modified the remaining payment schedule. The Company repaid $150,000 in June and will repay the $220,000 remaining balance by August 9, 2025. At May 31, 2025 the outstanding principal and interest was $4,740,185. Upon settlement in August , the Company will record a gain on settlement of debt of $4,370,185.
[28]	This loan, with an original principal balance of $
[29]	The note, with an original principal balance of $1,650,000, may be pre-payable at any time. The note balance includes an original issue discount of $150,000 and was issued with a warrant to purchase 250,000,000 shares at an exercise price of $0.037 per share with a 3-year term and having a relative fair value of $1,284,783, The discounts are being amortized over the term of the loan. After allocating these charges to debt and equity according to their respective values, a debt discount of $1,284,783 with a corresponding adjustment to paid in capital. On March 1, 2024, the unamortized relative fair value discount of $572,549 was removed with a corresponding adjustment to accumulated deficit. A $66,846 unamortized discount remained. For the three months ended May 31, 2025, the Company recorded amortization expense of $1,935, with an unamortized discount of $23,246 at May 31, 2025. On April 16, 2025, the parties again extended the maturity date from September 14, 2025, to September 14, 2027, with all other terms and conditions remaining the same.
[30]	The note, with an original principal balance of $
[31]	Original $170,000 note may be pre-payable at any time. The note balance includes an original issue discount of $20,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from July 28, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[32]	Original $
[33]	A warrant holder exchanged 955,000,000 warrants for a promissory note of $3,000,000, bearing interest at 15% with a two year maturity. The fair value of the warrants was determined to be $2,960,500 with a corresponding adjustment to paid-in capital and a debt discount of $39,500 which will be amortized over the term of the loan. Principal and interest due at maturity. On March 1, 2024, the unamortized relative fair value discount of $11,535 was removed with a corresponding adjustment to accumulated deficit. This note has been fully amortized. This note was extended to August 30, 2025. On April 16, 2025, the parties again extended the maturity date from August 30, 2025, to August 30, 2027, with all other terms and conditions remaining the same.
[34]	A warrant holder exchanged
[35]	Original $400,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from September 7, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[36]	Original $
[37]	Original $475,000 note may be pre-payable at any time. The note balance includes an original issue discount of $75,000. Principal and interest due at maturity. Secured by a general security charging all of RAD’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from September 8, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[38]	Original $
[39]	Original $350,000 note may be pre-payable at any time. The note balance includes an original issue discount of $50,000. Principal and interest due at maturity. Secured by a general security charging all of the Company’s present and after-acquired property. On November 29, 2023, the parties extended the maturity date from October 13, 2023, to March 1, 2025, with all other terms and conditions remaining the same. This note has been fully amortized. On April 16, 2025, the parties again extended the maturity date from March 1, 2025, to March 1, 2027, with all other terms and conditions remaining the same.
[40]	Original $
[41]	November 9, 2022, $400,000 loan, original issue discount of $50,000 , 61 Series F Preferred Share warrants having a relative fair value of $299,750. On March 1, 2024, the unamortized relative fair value discount of $288,513 was removed with a corresponding adjustment to accumulated deficit. A $48,126 unamortized discount remained. For the three months ended May 31, 2025, the Company recorded amortization expense of $4,293, with an unamortized discount of $28,783 at May 31, 2025.
[42]	On October 28, 2022, the Company entered into an loan facility with a lender for up to $4,000,000 including an original issue discount of $500,000. In exchange the Company will issue one series F Preferred Share, extended 329 series F warrants with a March 1, 2026 maturity to a new October 31, 2033 maturity, and issue up to 10 tranches with each tranche of $400,000, with cash proceeds of $350,000 an original issue discount of $50,000, October 31, 2026 maturity, and 61 Series F warrants with a October 31, 2033 maturity. Secured by a general security charging all of the Company’s present and after-acquired property. At February 29, 2024 the Company has issued all 10 tranches totaling $ 4,000,000 as follows:
[43]	November 9, 2022, $
[44]	On October 28, 2022, the Company entered into an loan facility with a lender for up to $
[45]	On November 30, 2023, the Company entered into an agreement where the lender will pay the Company $350,000 in exchange for thirteen future monthly payments of $36,750 commencing on April 30,2024 through to April 30, 2025 totaling $477,750. The effective interest rate is 35% per annum. Secured by a general security charging all of RAD’s present and after-acquired property. Default rate of 15% per annum calculated daily on any missed monthly payment. The Company has repaid $147,000 and $53,000 in accrued interest in July to account for the missed April through to August 2024 payments in agreement with the lender. The Company have missed the subsequent monthly payments. On April 16, 2025, the parties again extended the maturity date from April 30, 2025, to April 30, 2026, with all other terms and conditions remaining the same.
[46]	On November 30, 2023, the Company entered into an agreement where the lender will pay the Company $
[47]	On March 8, 2024, the Company entered into another agreement where the lender will pay the Company $350,000 in exchange for thirteen future monthly payments of $36,750 commencing on August 8, 2024 through to August 80, 2025 totaling $477,750. The effective interest rate is 35% per annum. Secured by a general security charging all of RAD’s present and after- acquired property. Default rate of 15% per annum calculated daily on any missed monthly payment. The August 2024 through to May 2025 payments have not been made but will be resolved with the lender. No notices have been sent.
[48]	On March 8, 2024, the Company entered into another agreement where the lender will pay the Company $
[49]	On August 8, 2024, a Series F preferred shareholder exchanged